Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share
The following shows the amounts used in computing net loss per share for the nine months ended December 31, 2014 and 2013:

	Nine Months Ended December 31,
	2014	2013
Net loss	$(5,089,781)	$(18,123,516)
Less:
Preferred stock beneficial conversion charge	(2,961,723)	—
Undeclared cumulative preferred dividends	(194,901)	—
Net loss attributable to common stockholders	$(8,246,405)	$(18,123,516)
Weighted average shares issued and outstanding	60,032,189	45,342,320
Basic and diluted net loss per share attributable to common stockholders	$(0.14)	$(0.40)

The following shows the amounts used in computing net loss per share for the three months ended December 31, 2014 and 2013:

	Three Months Ended December 31,
	2014	2013
Net loss	$(1,407,758)	$(1,840,331)
Less:
Preferred stock beneficial conversion charge	(492,910)	—
Undeclared cumulative preferred dividends	(95,304)	—
Net loss attributable to common stockholders	$(1,995,972)	$(1,840,331)
Weighted average shares issued and outstanding	60,057,846	58,995,821
Basic and diluted net loss per share attributable to common stockholders	$(0.03)	$(0.03)

The following shows the amounts used in computing net loss per share for each of the two years in the period ended March 31, 2014:

	Years Ended March 31,
	2014	2013
Net loss	$(19,565,426)	$(6,382,433)
Less:
Preferred dividends paid in cash or stock	—	—
Loss attributable to Cryoport stockholders	$(19,565,426)	$(6,382,433)
Weighted average shares issued and outstanding	48,850,513	37,760,628
Basic and diluted net loss per share	$(0.40)	$(0.17)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would have been anti-dilutive:

	Nine Months Ended December 31,
	2014	2013
Class A convertible preferred stock	13,286,640	—
Stock options	4,680,124	9,908,272
Warrants	4,750,277	24,144,727
	22,717,041	34,052,999

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would have been anti-dilutive:

	Years Ended March 31,
	2014	2013
Stock options	3,458,313	411,762
Warrants	3,221,728	—
	6,680,041	411,762

Schedule of Liabilities Measured at Fair Value on Recurring Basis
The carrying values of our assets and liabilities that are required to be measured at fair value on a recurring basis as of March 31, 2014 and 2013 are classified in the table below in one of the three categories of the fair value hierarchy described below:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
March 31, 2013
Liabilities:
Derivative liabilities	$—	$—	$20,848	$20,848

Schedule of Level 3 Inputs Measured on Recurring Basis
The following summarizes the activity of Level 3 inputs measured on a recurring basis for the years ended March 31, 2014 and 2013:

Fair Value Measurements of Unobservable Inputs (Level 3)

Balance at March 31, 2012	$37,334
Transfers in / (out) of Level 3	—
Adjustments resulting from a change in fair value of derivative liabilities	(16,486)
Balance at March 31, 2013	20,848
Transfers in / (out) of Level 3	—
Adjustments resulting from a change in fair value of derivative liabilities	(20,848)
Balance at March 31, 2014	$—